Consolidated Statements of Earnings (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (Note 5)	$ 2,101	$ 2,347	$ 2,249
Fuel, carbon compliance and purchased power (Note 6)	968	1,086	1,100
Gross margin	1,133	1,261	1,149
Operations, maintenance and administration (Note 6)	472	475	515
Depreciation and amortization	654	590	574
Asset impairment charge (Note 7)	84	25	73
Gain on termination of Keephills 3 coal rights contract	0	(88)	0
Taxes, other than income taxes	33	29	31
Termination of Sundance B and C PPAs	0	(56)	(157)
Net other operating expense (income) (Note 9)	(11)	(49)	(47)
Operating income	(99)	335	160
Equity income (Note 10)	1	0	0
Finance lease income	7	6	8
Net interest expense	(238)	(179)	(250)
Foreign exchange gain (loss)	17	(15)	(15)
Gain on sale of assets and other (Note 4(R) and 18)	9	46	1
Earnings (loss) before income taxes	(303)	193	(96)
Income tax expense (recovery)	(50)	17	(6)
Net earnings (loss)	(253)	176	(90)
Net earnings (loss) attributable to:
TransAlta shareholders	(287)	82	(198)
Non-controlling interests (Note 12)	34	94	108
Net earnings (loss)	(253)	176	(90)
Preferred share dividends (Note 25)	49	30	50
Net earnings (loss) attributable to common shareholders	$ (336)	$ 52	$ (248)
Weighted average number of common shares outstanding in the year (in shares)	275	283	287
Net earnings (loss) per share attributable to common shareholders, basic and diluted (in CAD per share)	$ (1.22)	$ 0.18	$ (0.86)